LEASE - Lease expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance lease cost:
Amortization of ROU assets	$ 49,483	$ 11,406
Interest on lease liabilities	5,368	1,994
Operating fixed lease cost	24,489	14,936
Short-term lease cost	1,824	1,028
Total lease cost	$ 81,164	$ 29,364
Maximum
Finance lease cost:
Lease term	50 years